WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.4%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 3.6%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$88,099
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	395,605
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	63,597
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	35,213
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	167,564
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	232,655
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	335,661
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.312%	6/12/24	480,000	489,114	(a)
Bell Canada Inc., Senior Notes	4.300%	7/29/49	330,000	378,944
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	106,817
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	82,945
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,004,015
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	832,608

Total Diversified Telecommunication Services				5,212,837

Entertainment - 0.7%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	773,764	(b)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	227,363	(b)

Total Entertainment				1,001,127

Media - 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	133,379
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	316,828
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	381,967
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	308,472
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	235,098
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,346,995
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	100,000	105,347
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	60,000	66,406
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	626,147	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	216,415
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	253,292
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	12,245

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	$50,000	$53,944
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	213,232
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	567,493
UBM PLC, Senior Notes	5.750%	11/3/20	570,000	587,774	(b)

Total Media				5,425,034

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,158,403
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	684,544
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	374,326
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	334,343
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	260,000	301,850
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	40,000	40,920

Total Wireless Telecommunication Services				2,894,386

TOTAL COMMUNICATION SERVICES				14,533,384

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.9%
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	410,000	416,810
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	350,000	352,198
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	195,065
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	309,301

Total Automobiles				1,273,374

Diversified Consumer Services - 0.2%
Board of Trustees of The Leland Stanford Junior University	3.089%	5/1/29	340,000	362,521

Hotels, Restaurants & Leisure - 1.1%
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	209,996
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	178,474
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	278,499
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	11,577
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	212,078
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	495,189
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	225,756

Total Hotels, Restaurants & Leisure				1,611,569

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	268,438
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	160,000	166,000

Total Household Durables				434,438

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	$590,000	$663,429
Target Corp., Senior Notes	3.375%	4/15/29	340,000	366,555

Total Specialty Retail				1,029,984

TOTAL CONSUMER DISCRETIONARY				4,711,886

CONSUMER STAPLES - 5.3%
Beverages - 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	1,003,875
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,519,121
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	80,868
PepsiCo Inc., Senior Notes	2.625%	7/29/29	190,000	195,141
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	350,000	368,413	(b)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	833,839	(b)

Total Beverages				4,001,257

Food & Staples Retailing - 0.0%
Kroger Co., Senior Notes	4.650%	1/15/48	30,000	32,159

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	154,953
Mars Inc., Senior Notes	2.700%	4/1/25	140,000	143,749	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	148,237	(b)

Total Food Products				446,939

Tobacco - 2.2%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	198,749
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	438,767
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	953,803
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	680,000	697,775
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	111,222
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	361,160
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	396,959
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	99,743

Total Tobacco				3,258,178

TOTAL CONSUMER STAPLES				7,738,533

ENERGY - 15.6%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	223,675

Oil, Gas & Consumable Fuels - 15.4%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	116,047

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.100%	9/1/40	$160,000	$159,749
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	91,953
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	464,740
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	630,852
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	173,231
Concho Resources Inc., Senior Notes	4.300%	8/15/28	180,000	194,026
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,173,121
Continental Resources Inc., Senior Notes	4.500%	4/15/23	690,000	716,874
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	144,834
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	416,298
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	389,045
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	833,610
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	250,000	262,790
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	904,362
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	33,890
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	24,252
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	45,843
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	416,210
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	347,958	(a)
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	70,000	70,538
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	120,000	120,284
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,716,365
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	200,000	211,240	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	581,250	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	420,000	464,042
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	394,555
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	471,666
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	167,318
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	367,000	379,626
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,080,000	1,267,646
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	519,191
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	160,000	161,578
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	160,000	162,404
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	609,434
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	229,864
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	321,720
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	344,100

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	$450,000	$484,875
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	987,161
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	211,332
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	365,943
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	596,522
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	288,681
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	369,737
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	652,662
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	669,855
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	71,048
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	61,794
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	49,086
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	879,319

Total Oil, Gas & Consumable Fuels				22,420,521

TOTAL ENERGY				22,644,196

FINANCIALS - 31.6%
Banks - 20.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	202,950	(a)(b)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	346,548	(b)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	417,105
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	443,704
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	72,988	(a)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	419,678
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,373,332
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	268,495	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	496,447
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	668,091	(a)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	330,000	347,853	(a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	327,941	(a)(b)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	449,241	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	8.125%	7/15/39	$251,000	$412,033
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	327,726
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	850,894
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	522,592
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	537,241
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	219,626	(b)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	602,215
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	427,215
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,226,550	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	560,000	563,696	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,872,027	(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	207,485	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	252,800	(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	201,751	(a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	314,055	(a)(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	530,000	566,332	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	221,894
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	666,192	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	301,275	(b)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	202,961	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	733,710	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	278,014	(a)(c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	198,855	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	55,723	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	583,520
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	611,209
KeyCorp, Senior Notes	2.550%	10/1/29	130,000	127,326

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	$360,000	$386,856	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	394,829	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	547,582
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,883,600	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	633,276	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,100,991
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	384,509
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	219,398	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	503,690	(b)
U.S. Bancorp, Subordinated Notes	3.000%	7/30/29	160,000	165,090
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	633,086	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,175,188	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/31/19	1,190,000	1,196,271	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	730,000	754,972	(a)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	540,204
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	685,724
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	121,718

Total Banks				30,246,274

Capital Markets - 4.1%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	596,268
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	440,000	435,946	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	57,733
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	273,919
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	788,166

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	$640,000	$865,021
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	594,255
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	962,105	(b)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	73,860	(b)
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	102,710
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	130,832
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	107,686
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	383,892
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	616,685	(a)(b)(c)

Total Capital Markets				5,989,078

Consumer Finance - 1.6%
American Express Co., Senior Notes	2.500%	7/30/24	790,000	796,640
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	897,437
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	302,235
Synchrony Financial, Senior Notes	2.850%	7/25/22	330,000	332,908

Total Consumer Finance				2,329,220

Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	356,570
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	130,031	(b)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	148,865	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	257,117	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	470,000	477,050	(b)(d)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.770%	12/21/65	470,000	322,411	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.020%	12/21/65	270,000	189,567	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	203,339
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	414,109	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	237,963	(b)

Total Diversified Financial Services				2,737,022

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.2%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	$480,000	$584,850	(a)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	80,000	85,328	(a)(c)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	94,599
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	81,871
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	289,180
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	172,969
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	247,825	(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	620,692	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	326,288	(b)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,365,625	(a)(c)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	105,886	(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	112,845	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	592,035	(b)

Total Insurance				4,679,993

TOTAL FINANCIALS				45,981,587

HEALTH CARE - 7.5%
Biotechnology - 0.3%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	313,917
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	79,021
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	59,602

Total Biotechnology				452,540

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	116,265
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	200,000	201,955	(b)
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	200,000	202,674	(b)
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	232,529
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	484,913

Total Health Care Equipment & Supplies				1,238,336

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 5.5%
Cigna Corp., Senior Notes	4.125%	11/15/25	$340,000	$365,539
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	382,251
CVS Health Corp., Senior Notes	2.625%	8/15/24	440,000	442,451
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	1,005,006
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	584,409
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	625,253
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	385,977
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	636,561
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	118,065
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	220,656
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	120,350
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	247,709
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	383,276
Humana Inc., Senior Notes	3.125%	8/15/29	290,000	290,341
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	119,420
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	265,081
Magellan Health Inc., Senior Notes	4.900%	9/22/24	730,000	730,913
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	194,876
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	310,000	312,693
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	172,394
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	290,000	296,363
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	146,048

Total Health Care Providers & Services				8,045,632

Pharmaceuticals - 0.8%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	130,000	138,221
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	972,827	(b)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	35,997

Total Pharmaceuticals				1,147,045

TOTAL HEALTH CARE				10,883,553

INDUSTRIALS - 6.2%
Aerospace & Defense - 2.8%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	350,000	355,162	(b)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	210,000	223,335	(b)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	143,773	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	328,202
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,467,643
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	208,220
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	48,104

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	$870,000	$1,125,823
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	137,538

Total Aerospace & Defense				4,037,800

Airlines - 0.4%
Continental Airlines Pass-Through Trust	7.250%	11/10/19	124,909	125,489
Continental Airlines Pass-Through Trust	7.256%	3/15/20	8,291	8,363
Continental Airlines Pass-Through Trust	6.250%	4/11/20	66,620	67,490
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	39,428	43,733
Delta Air Lines Pass-Through Certificates Trust, Senior Secured Notes	7.750%	12/17/19	60,943	61,576
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	223,051	248,725

Total Airlines				555,376

Commercial Services & Supplies - 0.9%
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	351,381
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	539,710
Waste Management Inc., Senior Notes	3.200%	6/15/26	20,000	21,106
Waste Management Inc., Senior Notes	4.000%	7/15/39	350,000	398,280

Total Commercial Services & Supplies				1,310,477

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	973,791	(b)

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	251,694
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	948,737

Total Industrial Conglomerates				1,200,431

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	277,222

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	355,964

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	368,102	(b)

TOTAL INDUSTRIALS				9,079,163

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	308,248
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	263,853

Total Communications Equipment				572,101

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	$110,000	$118,161
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	450,000	452,962

Total IT Services				571,123

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	167,171
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	312,242

Total Semiconductors & Semiconductor Equipment				479,413

Software - 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,205,058

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	383,861
HP Inc., Senior Notes	4.650%	12/9/21	310,000	328,119

Total Technology Hardware, Storage & Peripherals				711,980

TOTAL INFORMATION TECHNOLOGY				3,539,675

MATERIALS - 6.4%
Chemicals - 0.7%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,054,608

Metals & Mining - 5.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	263,437	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	800,000	853,920	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	516,780	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	50,000	56,305
ArcelorMittal, Senior Notes	4.550%	3/11/26	470,000	492,160
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	62,945
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	232,448
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	470,000	550,027	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	72,000	72,720	(b)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	197,500	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	60,300
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	535,314	(b)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	162,960	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	556,311	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	370,361	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	174,309	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	$30,000	$31,088	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	380,000	225,150	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	152,078
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	531,360
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,460,256
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	370,983

Total Metals & Mining				7,928,712

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	317,001

TOTAL MATERIALS				9,300,321

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	262,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	170,000	175,419
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	349,191

Total Equity Real Estate Investment Trusts (REITs)				787,110

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	345,358

TOTAL REAL ESTATE				1,132,468

UTILITIES - 2.4%
Electric Utilities - 2.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	257,290
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	330,613
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,175,195
Florida Power & Light Co.	3.150%	10/1/49	60,000	61,228
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	109,551	(b)
MidAmerican Energy Co.	3.650%	4/15/29	150,000	165,456
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	150,000	150,743	(b)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	337,033
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	657,533

Total Electric Utilities				3,244,642

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	$200,000	$205,976	(b)

TOTAL UTILITIES				3,450,618

TOTAL CORPORATE BONDS & NOTES (Cost - $117,456,576)				132,995,384

SOVEREIGN BONDS - 5.6%
Argentina - 1.0%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	370,000	163,266
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	120,000	50,731
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	390,000	159,416
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000	65,777
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	150,000	63,752
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	456,890	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	429,200	(b)

Total Argentina				1,389,032

Canada - 0.8%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	1,108,674

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	969,180

Ecuador - 0.8%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	610,000	666,425	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	510,000	552,399	(b)

Total Ecuador				1,218,824

Egypt - 0.3%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	240,000	254,674	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	240,000	258,777	(b)

Total Egypt				513,451

El Salvador - 0.1%
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	170,000	173,613	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	$310,000	$311,393	(b)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	265,073

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	483,260	(b)

Mexico - 0.3%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	372,233

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	429,731	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	334,767	(b)

Total Qatar				764,498

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	515,891	(b)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	81,900

TOTAL SOVEREIGN BONDS (Cost - $9,115,846)				8,167,022

MUNICIPAL BONDS - 1.4%
Alabama - 0.2%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	240,000	246,005

California - 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,054,469
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	159,900

Total California				1,214,369

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	198,439

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	$310,000	$363,618

TOTAL MUNICIPAL BONDS (Cost - $1,827,623)				2,022,431

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes	1.250%	8/31/24	390,000	384,584
U.S. Treasury Notes	1.625%	8/15/29	10,000	9,955

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $393,662)				394,539

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	5.348%		5,725	131,675	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $128,936,775)				143,711,051

SHORT-TERM INVESTMENTS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $271,286)	2.030%		271,286	271,286	(e)

TOTAL INVESTMENTS - 99.0% (Cost - $129,208,061)				143,982,337
Other Assets in Excess of Liabilities - 1.0%				1,463,435

TOTAL NET ASSETS - 100.0%				$145,445,772

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $271,286 and the cost was $271,286 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	63	12/19	$13,603,972	$13,576,500	$(27,472)
U.S. Treasury 5-Year Notes	41	12/19	4,910,597	4,885,086	(25,511)
U.S. Treasury Ultra Long-Term Bonds	32	12/19	6,247,880	6,141,000	(106,880)

					(159,863)

Contracts to Sell:
U.S. Treasury 10-Year Notes	119	12/19	15,586,781	15,507,188	79,593
U.S. Treasury Long-Term Bonds	100	12/19	16,446,203	16,231,250	214,953

					294,546

Net unrealized appreciation on open futures contracts					$134,683

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$132,995,384	—	$132,995,384
Sovereign Bonds	—	8,167,022	—	8,167,022
Municipal Bonds	—	2,022,431	—	2,022,431
U.S. Government & Agency Obligations	—	394,539	—	394,539
Preferred Stocks	—	131,675	—	131,675

Total Long-Term Investments	—	143,711,051	—	143,711,051

Short-Term Investments†	—	271,286	—	271,286

Total Investments	—	$143,982,337	—	$143,982,337

Other Financial Instruments:
Futures Contracts	$294,546	—	—	$294,546

Total	$294,546	$143,982,337	—	$144,276,883

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$159,863	—	—	$159,863

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at September 30, 2019
Western Asset Government Cash Management Portfolio LLC	$268	$26,011,472	26,011,472	$25,740,454	25,740,454	—	$11,472	—	$271,286